NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2017
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES
13.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have terms ranging generally from three to ten years. Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Total minimum lease payments to be received	94,341	88,973	13,675
Initial direct cost	3,963	86	13
	98,304	89,059	13,688
Unearned income	(12,054)	(16,107)	(2,475)
Net investment in direct finance leases	86,250	72,952	11,213
Current	59,060	18,900	2,905
Non-current	27,190	54,052	8,308
Total	86,250	72,952	11,213

Net investment in financing leases with carrying value of RMB75,506 and RMB24,224 (US$3,723) were pledged as collaterals for bank borrowings of RMB47,931 and RMB9,242 (US$1,420) as of December 31, 2016 and 2017, respectively (note 17).

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$
2018	63,092	9,697
2019	12,287	1,888
2020	7,409	1,139
2021	3,675	565
2022	3,457	531
Above 5 years	8,384	1,289